June 1, 2005



Securities & Exchange Commission
450 5th Street, N.W.
Washington, D.C. 20549
Attn: Document Control

         Registrant:  CRI Hotel Income Partners, L.P.

         Commission File No.: 33-11096

To whom it may concern:

     As requested, attached is Registrant's annual report on Form 10-KSB/A for the year ended December 31, 2004.

                                Sincerely,

                                /s/ H. William Willoughby

                                H. William Willoughby
                                Director, President,
                                  and Secretary


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